Notes Payable (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 16, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2025	Aug. 05, 2024
Note payable amount payment			$ 10,000
Promissory note		$ 0				$ 150,000
Accounts payable and accrued liabilities			$ 10,000
Interest rate			5.00%	1.00%
Debt converted	$ 150,000	150,000
Principal balance			$ 9,136	$ 9,136
Monthly payments				$ 9,136
Restricted common stock				200,000
Promissory note				$ 100,000
Promissory note payable				90,864
Interest expense				500
Accrued interest		608,500	252,750		$ 683,267
Accrued interest			0	$ 0
Loan [Member]
Interest expense		0	256
Accrued interest		0	0
Promissory Note Payable [Member]
Promissory note						$ 150,000
Remaining principle balance on promissory note payable	$ 150,000		10,000
Principal balance		$ 0
Accrued interest			256
Leaving balance			$ 0